Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended							4 Months Ended		9 Months Ended		12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015 [1]	Jul. 05, 2015 [1]	Apr. 12, 2015 [1]	Sep. 28, 2014 [1]	Jul. 06, 2014 [1]	Apr. 13, 2014 [1]	Jan. 18, 2015 [1]	Jan. 19, 2014 [1]	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Components of income tax expense
Current federal income tax												$ 310	$ 359	$ 321
Current state income tax												76	82	73
Current foreign income tax												(1)	2	3
Total current tax												385	443	397
Deferred federal income tax												(40)	(66)	(44)
Deferred state income tax												(2)	(10)	(10)
Deferred foreign income tax												(1)
Total deferred tax												(43)	(76)	(54)
Total income tax expense	$ 76	$ 36	$ 98	$ 101	$ 79	$ 96	$ 91	$ 107	$ 101	$ 261	$ 306	342	367	343
Reconciliation of income tax expense to federal statutory rate
Federal income tax based on statutory rates												307	331	313
Increase (reduction) in income taxes resulting from:
Tax-exempt interest												(1)	(1)	(1)
Excess charitable contributions												(9)	(8)	(7)
Federal income tax credits												(3)	(3)	(2)
Other, net												2	2
Total federal income taxes												296	321	303
State income taxes												48	47	41
Foreign income taxes												(2)	(1)	(1)
Total income tax expense	$ 76	$ 36	$ 98	$ 101	$ 79	$ 96	$ 91	$ 107	$ 101	$ 261	$ 306	$ 342	$ 367	$ 343

[1]	Sum of quarterly amounts, including per share amounts, may not equal fiscal year totals due to the effect of rounding and the independent quarterly computation of per share amounts.